PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Target Asset Allocation for the Funded Defined Benefit Pension Plans (Details)	Dec. 31, 2024
Canada
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	22.00%
Fixed Income Securities (including cash) (in percent)	25.00%
Real Estate (in percent)	8.00%
Other (in percent)	45.00%
Total (in percent)	100.00%
Brazil
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	3.00%
Fixed Income Securities (including cash) (in percent)	62.00%
Real Estate (in percent)	1.00%
Other (in percent)	34.00%
Total (in percent)	100.00%
Europe
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	16.00%
Fixed Income Securities (including cash) (in percent)	61.00%
Real Estate (in percent)	0.00%
Other (in percent)	23.00%
Total (in percent)	100.00%